Note 10 - Equity Method Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
10. Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:
Entity	Vessel	Participation % December 31, 2023	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Goodway Maritime Co.	-	49%	September 22, 2015

During the year ended December 31, 2023, the Company received, in the form of a special dividend, $1,274 from Geyer Maritime Co. and contributed $980 to the equity of Platt Maritime Co. and $294 to the equity of Sykes Maritime Co. Furthermore, during the year ended December 31, 2023, Goodway Maritime Co. sold its vessel Monemvasia and provided a special dividend to the Company amounting to $4,900.

On December 5, 2023, the Company agreed to acquire from York the 51% equity interest in the company operating of 2001-built, 1,550 TEU capacity containership, Arkadia. The transfer was concluded on December 11, 2023, whereupon the Company owns 100% equity interest of the company operating the containership, Arkadia. Management accounted for this transaction as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration was proportionally allocated on a relative fair value basis to the assets acquired (Note 7).

On May 12, 2023, the Company agreed to sell its 49% equity interest in the company operating the 2018-built, 3,800 TEU capacity containership, Polar Argentina to York, which at that time held the remaining 51% and to acquire from York the 51% equity interest in the company operating the 2018-built, 3,800 TEU capacity containership, Polar Brasil. Both transfers were concluded on June 2, 2023, whereupon the Company owns 100% equity interest of the company operating the containership Polar Brasil. Management accounted for this transaction as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration was proportionally allocated on a relative fair value basis to the assets acquired (Note 12(a)).

During the year ended December 31, 2022, the Company received, in the form of a special dividend, $1,128 from Steadman Maritime Co.

During the year ended December 31, 2021, Steadman Maritime Co. sold its vessel Ensenada and provided a special dividend to the Company amounting to $15,190. On March 22, 2021, March 24, 2021 and March 29, 2021, the Company entered into three share purchase agreements to acquire the ownership interest (in the range of 51% to 75%) held by funds managed and/or advised by York in five jointly-owned companies, namely Ainsley Maritime Co. and Ambrose Maritime Co., Hyde Maritime Co. and Skerrett Maritime Co. and Kemp Maritime Co., which had been formed pursuant to the Framework Deed. At the date of the acquisition, the aggregate net value of assets and liabilities transferred to the Company amounted to $141,040. Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration over proportionate cost of the net asset values acquired was proportionally allocated on a relative fair value basis to the net identifiable assets acquired (that is to the vessels and related time charters (Note 15)).

For the years ended December 31, 2021, 2022 and 2023, the Company recorded net income of $12,859, $2,296 and $764, respectively, from equity method investments, which is separately reflected as Income from equity method investments in the accompanying consolidated statements of operations.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2022	December 31, 2023
Current assets	$11,697	$1,386
Non-current assets	91,471	-
Total assets	$103,168	$1,386

Current liabilities	$7,472	$123
Non-current liabilities	52,760	-
Total liabilities	$60,232	$123

	For the years ended December 31,
	2021	2022	2023
Voyage revenue	$43,088	$23,789	$13,832
Net income	$27,617	$4,686	$1,559